Leases - Summary of Detailed Information About Maturity Analysis Of Lease Payments (Detail) - IFRS 16 [Member] - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Statement [line items]
Undiscounted future cash flows - renewal options	$ 611	$ 568
Within one year [member]
Statement [line items]
Undiscounted future cash flows - renewal options	2	2
Between one and two years [member]
Statement [line items]
Undiscounted future cash flows - renewal options	5	3
Between two and three years [member]
Statement [line items]
Undiscounted future cash flows - renewal options	9	4
Between three and four years [member]
Statement [line items]
Undiscounted future cash flows - renewal options	9	7
Between four and five years [member]
Statement [line items]
Undiscounted future cash flows - renewal options	10	8
After five years [member]
Statement [line items]
Undiscounted future cash flows - renewal options	$ 576	$ 544